Business Combinations (Tables)	12 Months Ended
Mar. 31, 2012
Gigaphoton Inc
Consideration Paid, Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition:

	Millions of yen	Thousands of U.S. dollars
Consideration
Cash and cash equivalents	¥7,500	$91,463

Fair value of total consideration transferred	7,500	91,463
Fair value of Komatsu’s equity interest in Gigaphoton held before the business combination	7,500	91,463

	¥15,000	$182,926

Acquisition-related cost (included in selling, general and administrative expenses)	¥36	$439

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥14,859	$181,206
Property, plant and equipment	2,376	28,976
Intangible assets	7,425	90,549
Other assets	15	183

Total assets acquired	24,675	300,914

Current liabilities	(7,860)	(95,854)
Long-term liabilities	(2,896)	(35,317)

Total liabilities assumed	(10,756)	(131,171)

Net assets acquired	13,919	169,743

Goodwill	1,081	13,183

	¥15,000	$182,926

Komatsu Australia Corporate Finance PTY Ltd
Consideration Paid, Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition as well as the fair value at the acquisition date of the noncontrolling interest:

Millions of yen
Consideration
Cash and cash equivalents	¥1,684

Fair value of total consideration transferred	1,684
Fair value of Komatsu’s equity interest in KACF held before the business combination	696

¥2,380

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥34,478
Property, plant and equipment	15,692
Intangible assets	2
Other assets	232

Total assets acquired	50,404

Current liabilities	(33,174)
Long-term liabilities	(13,999)

Total liabilities assumed	(47,173)

Net assets acquired	3,231

Noncontrolling interest	(1,587)

Goodwill	736

¥2,380